INTANGIBLE ASSETS - Future Amortization Expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
INTANGIBLE ASSETS [Abstract]
2014	$ 33,706
2015	22,758
2016	18,262
2017	17,526
2018 and thereafter	45,796
Total	$ 138,048